Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The Company believes in the importance of maintaining a strong link between executive pay and company performance. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. For a complete description regarding the Company’s compensation program, please see “Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for non-CEO NEOs(3) ($)	Average Compensation Actually Paid to non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On		Net Income/ (Loss) ($)	Revenue
					TSR ($)	Proxy Peer Group TSR ($)(5)
2022	11,728,900	3,671,803	2,528,563	1,136,026	40.76	111.54	(545.7)	5,029.6
2021	10,849,938	10,160,755	2,231,105	2,120,485	59.28	95.03	(540.8)	3,953.0
2020	10,454,350	4,724,127	2,029,643	1,135,211	53.73	83.94	(870.3)	3,404.8
(1)Represents total compensation for Mr. Gentile as reported in the Summary Compensation Table.
(2)The following supplemental table presents a reconciliation of Mr. Gentile’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Gentile during the applicable year.
			Equity Award Adjustments
Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2022	11,728,900	(9,163,814)	4,112,135	(3,297,638)	287,202	5,017	3,671,803
2021	10,849,938	(7,150,071)	7,078,014	(811,027)	187,026	6,875	10,160,755
2020	10,454,350	(7,150,082)	4,650,803	(3,075,977)	(160,141)	5,173	4,724,127
(3)Includes the average total compensation for Mr. Suchinski, Ms. Marnick and Messrs. Hawkins and Matthies in 2022 and 2021; and Mr. Suchinski, Ms. Marnick, Mr. Hawkins, William E. Brown, Jose I. Garcia and John A. Pilla in 2020. Total compensation for non-CEO NEOs are as reported in the Summary Compensation Table.
(4)The following supplemental table presents a reconciliation of the average non-CEO NEO Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during the applicable year. With respect to Mr. Hawkins, the year end fair value of equity awards granted in 2020, 2021 and 2022 have been reduced to reflect his retirement eligibility.
				Equity Award Adjustments
Year	Average Summary Compensation Table Total ($)	Average Value of Equity Awards Reported in Summary Compensation Table ($)	Average Year End Fair Value of Equity Awards Granted in the Year(a) ($)	Average Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Average Total Compensation Actually Paid ($)
2022	2,528,563	(1,691,819)	755,984	(499,663)	42,155	807	1,136,026
2021	2,231,105	(1,119,045)	1,101,665	(116,660)	22,464	957	2,120,485
2020	2,029,643	(1,096,076)	629,111	(383,566)	(44,566)	665	1,135,211
(5)The peer group used for this purpose is the S&P 500 Aerospace & Defense Index.
Description of Relationships Between Compensation and Performance

Named Executive Officers, Footnote [Text Block]	1)Represents total compensation for Mr. Gentile as reported in the Summary Compensation Table.
(2)The following supplemental table presents a reconciliation of Mr. Gentile’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Gentile during the applicable year.
			Equity Award Adjustments
Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2022	11,728,900	(9,163,814)	4,112,135	(3,297,638)	287,202	5,017	3,671,803
2021	10,849,938	(7,150,071)	7,078,014	(811,027)	187,026	6,875	10,160,755
2020	10,454,350	(7,150,082)	4,650,803	(3,075,977)	(160,141)	5,173	4,724,127
	(3)Includes the average total compensation for Mr. Suchinski, Ms. Marnick and Messrs. Hawkins and Matthies in 2022 and 2021; and Mr. Suchinski, Ms. Marnick, Mr. Hawkins, William E. Brown, Jose I. Garcia and John A. Pilla in 2020. Total compensation for non-CEO NEOs are as reported in the Summary Compensation Table
Peer Group Issuers, Footnote [Text Block]	(5)The peer group used for this purpose is the S&P 500 Aerospace & Defense Index
PEO Total Compensation Amount	$ 11,728,900	$ 10,849,938	$ 10,454,350
PEO Actually Paid Compensation Amount	$ 3,671,803	10,160,755	4,724,127
Adjustment To PEO Compensation, Footnote [Text Block]	2)The following supplemental table presents a reconciliation of Mr. Gentile’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by Mr. Gentile during the applicable year.
			Equity Award Adjustments
Year	Summary Compensation Table Total ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Total Compensation Actually Paid ($)
2022	11,728,900	(9,163,814)	4,112,135	(3,297,638)	287,202	5,017	3,671,803
2021	10,849,938	(7,150,071)	7,078,014	(811,027)	187,026	6,875	10,160,755
2020	10,454,350	(7,150,082)	4,650,803	(3,075,977)	(160,141)	5,173	4,724,127

Non-PEO NEO Average Total Compensation Amount	$ 2,528,563	2,231,105	2,029,643
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,136,026	2,120,485	1,135,211
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	4)The following supplemental table presents a reconciliation of the average non-CEO NEO Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation S-K. However, not all of such amounts were actually earned or received by the non-CEO NEOs during the applicable year. With respect to Mr. Hawkins, the year end fair value of equity awards granted in 2020, 2021 and 2022 have been reduced to reflect his retirement eligibility.
				Equity Award Adjustments
Year	Average Summary Compensation Table Total ($)	Average Value of Equity Awards Reported in Summary Compensation Table ($)	Average Year End Fair Value of Equity Awards Granted in the Year(a) ($)	Average Change in Fair Value Equity Awards Granted in Prior Years that are Unvested at Year End ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected ($)	Average Total Compensation Actually Paid ($)
2022	2,528,563	(1,691,819)	755,984	(499,663)	42,155	807	1,136,026
2021	2,231,105	(1,119,045)	1,101,665	(116,660)	22,464	957	2,120,485
2020	2,029,643	(1,096,076)	629,111	(383,566)	(44,566)	665	1,135,211

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Revenue
Tabular List [Table Text Block]
As also required by Item 402(v) of Regulation S-K, below is a list of the performance measures that were considered the most important by the Compensation Committee in determining executive compensation for the 2022 performance year and in linking executive compensation actually paid to Company performance. Our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. See “Proxy Statement Summary — Executive Compensation At-A-Glance” for a discussion of these metrics, “Compensation Discussion and Analysis” for a discussion on their use in our incentive compensation programs for 2022 and Appendix A for an explanation and reconciliation of non-GAAP measures.
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Free Cash Flow*

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EBIT*

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Revenue

Total Shareholder Return Amount	$ 40.76	59.28	53.73
Peer Group Total Shareholder Return Amount	111.54	95.03	83.94
Net Income (Loss)	$ (545.7)	$ (540.8)	$ (870.3)
Company Selected Measure Amount	5,029.6	3,953	3,404.8
Adjustment to Compensation Amount	$ 3,671,803	$ 10,160,755	$ 4,724,127
PEO Name	Mr. Gentile
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow*
Non-GAAP Measure Description [Text Block]	For a complete description regarding the Company’s compensation program, please see “Compensation Discussion and Analysis.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBIT*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,163,814)	(7,150,071)	(7,150,082)
PEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,112,135	7,078,014	4,650,803
PEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,297,638)	(811,027)	(3,075,977)
PEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	287,202	187,026	(160,141)
PEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,017	6,875	5,173
Non-PEO NEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustments to Equity Award Compensation Amount	(1,691,819)	(1,119,045)	(1,096,076)
Non-PEO NEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustments to Equity Award Compensation Amount	755,984	1,101,665	629,111
Non-PEO NEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustments to Equity Award Compensation Amount	(499,663)	(116,660)	(383,566)
Non-PEO NEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustments to Equity Award Compensation Amount	42,155	22,464	(44,566)
Non-PEO NEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustments to Equity Award Compensation Amount	$ 807	$ 957	$ 665